PROPERTY, PLANT AND EQUIPMENT - Rollforward Schedule (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 6,696.4
Additions	331.7	$ 446.9
Ending balance	5,952.9	6,696.4
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	12,463.4	13,437.1
Additions	333.7	415.5
Reclassification, transfers and other non-cash movements	86.1	102.1
Reclassified as held for sale and disposals	(1,180.3)	(1,491.3)
Ending balance	11,702.9	12,463.4
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(5,766.9)	(6,283.9)
DDA	(469.2)	(443.1)
Impairment and impairment reversal		(1.0)
Reclassified as held for sale and disposals	486.1	961.1
Ending balance	(5,750.0)	(5,766.9)
Mining property costs subject to depletion
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,110.5
Ending balance	1,677.5	2,110.5
Mining property costs subject to depletion | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,379.8	5,527.0
Additions	138.6	148.0
Reclassification, transfers and other non-cash movements	93.3	313.0
Reclassified as held for sale and disposals	(469.6)	(608.2)
Ending balance	5,142.1	5,379.8
Mining property costs subject to depletion | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,269.3)	(3,270.9)
DDA	(315.0)	(285.8)
Impairment and impairment reversal		99.0
Reclassified as held for sale and disposals	119.7	188.4
Ending balance	(3,464.6)	(3,269.3)
Mining property costs not subject to depletion
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,097.0
Ending balance	1,060.9	1,097.0
Mining property costs not subject to depletion | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,413.5	1,708.6
Additions	73.5	130.4
Reclassification, transfers and other non-cash movements	(100.9)	(221.3)
Reclassified as held for sale and disposals	(8.7)	(204.2)
Ending balance	1,377.4	1,413.5
Mining property costs not subject to depletion | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(316.5)	(786.4)
DDA	0.0	0.0
Impairment and impairment reversal		0.0
Reclassified as held for sale and disposals	0.0	469.9
Ending balance	(316.5)	(316.5)
Land, building, plant & equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	903.5
Ending balance	241.1	903.5
Land, building, plant & equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,182.7	2,490.4
Additions	38.0	64.0
Reclassification, transfers and other non-cash movements	(62.6)	310.4
Reclassified as held for sale and disposals	(637.8)	(682.1)
Ending balance	1,520.3	2,182.7
Land, building, plant & equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,279.2)	(1,398.5)
DDA	0.0	(157.3)
Impairment and impairment reversal		(26.2)
Reclassified as held for sale and disposals	0.0	302.8
Ending balance	(1,279.2)	(1,279.2)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0.0
Ending balance	86.4	0.0
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0.0	261.6
Additions	25.7	58.6
Reclassification, transfers and other non-cash movements	60.7	(320.2)
Reclassified as held for sale and disposals	0.0	0.0
Ending balance	86.4	0.0
Construction in progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0.0	0.0
DDA	0.0	0.0
Impairment and impairment reversal		0.0
Reclassified as held for sale and disposals	0.0	0.0
Ending balance	0.0	0.0
Exploration & evaluation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,585.5
Ending balance	2,887.0	2,585.5
Exploration & evaluation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,487.4	3,449.5
Additions	57.9	14.5
Reclassification, transfers and other non-cash movements	95.6	20.2
Reclassified as held for sale and disposals	(64.2)	3.2
Ending balance	3,576.7	3,487.4
Exploration & evaluation | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(901.9)	(828.1)
DDA	(154.2)	0.0
Impairment and impairment reversal		(73.8)
Reclassified as held for sale and disposals	366.4	0.0
Ending balance	$ (689.7)	$ (901.9)